Other Current Liabilities - Additional Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Business Acquisition [Line Items]
Consideration payable in connection with acquisitions	$ 1,850,384	$ 602,093	$ 243,036	$ 1,032,633
Fair valuation of warrants	22,369,638	$ 1,009,374	1,009,374	$ 3,392,971
Mizuho
Business Acquisition [Line Items]
Fair valuation of warrants	$ 2,932,180
Warrants exercisable price	$ 0.001
Peoplebay Consultancy Services Private Limited and FA Events and Media Private Limited
Business Acquisition [Line Items]
Consideration payable in connection with acquisitions			$ 243,036
FA Premium Insurance Broking Private Limited, National Automobile Club, Peoplebay Consultancy Services Private Limited and FA Events and Media Private Limited
Business Acquisition [Line Items]
Consideration payable in connection with acquisitions	$ 1,850,384